Annual Fund Operating Expenses - Retail - Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares	Mar. 29, 2021
Operating Expenses:
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.13%